COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of purchase obligation

Years ending June 30,	Minimum payments
2021	$187,749
2022	17,150
2023	11,434
2024	5,717
2025	5,717